Corporate Overhead and Other Allocations from Baxter (Detail) - Baxter - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Total corporate overhead and other allocations from Baxter	$ 284	$ 538	$ 596
Cost of Sales
Related Party Transaction [Line Items]
Total corporate overhead and other allocations from Baxter	21	12	37
Selling, General and Administrative Expenses
Related Party Transaction [Line Items]
Total corporate overhead and other allocations from Baxter	258	511	540
Research and Development Expenses
Related Party Transaction [Line Items]
Total corporate overhead and other allocations from Baxter	$ 5	14	15
Other Expense, net
Related Party Transaction [Line Items]
Total corporate overhead and other allocations from Baxter		$ 1	$ 4